Significant Accounting Policies - Additional information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Judicial Reorganisation
Statement [Line Items]
Discount rate to measure impairment	10.94%	11.55%
Property, plant and equipment [member]
Statement [Line Items]
Impairment of finite and long lived assets	R$ 2,111